Contract assets - Narrative (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets from related parties	¥ 38,900		¥ 26,100
Contract assets	43,087	$ 5,929	77,684
Accumulated impairment | Contract assets
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	¥ 2,200		¥ 2,700